Profit Share Allocation (Tables)	12 Months Ended
Dec. 31, 2019
Millburn Multi-Markets Trading L.P. [Member]
Schedule of profit share allocation
	Profit Share
	2019	2018

US Feeder	$2,664,064	$1,075,724
Cayman Feeder	6,447,171	3,831,276
Other (1)	103,329	68,303
Total	$9,214,564	$4,975,303

(1)	Direct investors in the Partnership